Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mortgage Loans on Real Estate [Line Items]
Total	$ 629,142	$ 614,380
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	629,142	614,380
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total		5,600
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	50,411	44,289
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	172,800	179,503
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 405,931	$ 384,988